LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.08%
INVESTMENT COMPANIES–97.08%
Equity Funds–43.53%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,470,680	$203,298,560
LVIP Channing Small Cap Value Fund	3,085,338	33,944,889
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	29,253,997	413,973,306
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,081,761	94,702,076
LVIP Macquarie Mid Cap Value Fund	2,929,713	123,311,612
LVIP Macquarie Value Fund	10,893,830	277,738,206
LVIP SSGA Mid-Cap Index Fund	16,092,521	196,859,810
LVIP SSGA Nasdaq-100 Index Fund	2,414,234	32,739,429
LVIP SSGA S&P 500 Index Fund	23,345,096	677,381,319
LVIP SSGA Small-Cap Index Fund	3,983,931	118,187,289
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,140,047	124,491,203
		2,296,627,699
Fixed Income Funds–28.87%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	8,697,312	80,415,347
LVIP JPMorgan Core Bond Fund	69,788,636	690,139,819
LVIP JPMorgan High Yield Fund	14,681,758	145,275,996
LVIP Macquarie Bond Fund	44,126,925	513,284,394
LVIP SSGA Bond Index Fund	9,375,937	94,115,654
		1,523,231,210
Global Equity Fund–0.84%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	5,882,123	44,268,860
		44,268,860
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–23.84%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	8,232,136	$66,021,727
LVIP Franklin Templeton Multi-Factor International Equity Fund	16,547,498	144,774,059
LVIP Loomis Sayles Global Growth Fund	5,435,414	94,837,104
LVIP MFS International Growth Fund	12,227,835	252,358,053
LVIP Mondrian International Value Fund	17,415,232	324,097,460
LVIP SSGA Emerging Markets Equity Index Fund	10,253,488	110,563,364
LVIP SSGA International Index Fund	23,548,496	265,438,651
		1,258,090,418
Total Affiliated Investments (Cost $3,929,034,624)		5,122,218,187

UNAFFILIATED INVESTMENT–2.77%
INVESTMENT COMPANY–2.77%
Money Market Fund–2.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	145,933,886	145,933,886
Total Unaffiliated Investment (Cost $145,933,886)		145,933,886

TOTAL INVESTMENTS–99.85% (Cost $4,074,968,510)	5,268,152,073
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	7,966,360
NET ASSETS APPLICABLE TO 397,217,406 SHARES OUTSTANDING–100.00%	$5,276,118,433

✧✧Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
55	Australian Dollar	$3,439,425	$3,462,019	6/16/25	$—	$(22,594)
91	British Pound	7,343,131	7,360,835	6/16/25	—	(17,704)
137	Euro	18,601,175	18,805,928	6/16/25	—	(204,753)
97	Japanese Yen	8,146,788	8,279,028	6/16/25	—	(132,240)
6	Swedish Krona	1,200,600	1,199,405	6/16/25	1,195	—
					1,195	(377,291)
Equity Contracts:
157	E-mini MSCI Emerging Markets Index	8,719,780	9,035,023	6/20/25	—	(315,243)
120	E-mini Russell 2000 Index	12,162,600	12,365,983	6/20/25	—	(203,383)
271	E-mini S&P 500 Index	76,601,538	77,121,911	6/20/25	—	(520,373)
88	E-mini S&P MidCap 400 Index	25,859,680	25,961,171	6/20/25	—	(101,491)
313	Euro STOXX 50 Index	17,562,004	18,386,325	6/20/25	—	(824,321)
68	FTSE 100 Index	7,547,123	7,663,554	6/20/25	—	(116,431)
54	OMXS 30 Index	1,329,881	1,433,643	4/16/25	—	(103,762)
28	SPI 200 Index	3,445,361	3,478,620	6/19/25	—	(33,259)
51	TOPIX Index	9,051,403	9,119,455	6/12/25	—	(68,052)
					—	(2,286,315)
Total Futures Contracts					$1,195	$(2,663,606)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.08%@
Equity Funds-43.53%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$222,113,489	$8,623,687	$9,036,756	$1,649,272	$(20,051,132)	$203,298,560	3,470,680	$—	$—
✧✧LVIP Channing Small Cap Value Fund	37,722,151	2,499,472	1,560,834	88,119	(4,804,019)	33,944,889	3,085,338	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	439,094,816	12,192,717	17,600,253	(402,082)	(19,311,892)	413,973,306	29,253,997	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	89,093,635	19,335,691	3,974,591	(392,015)	(9,360,644)	94,702,076	8,081,761	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	128,156,216	6,150,837	5,230,904	(349,165)	(5,415,372)	123,311,612	2,929,713	—	—
✧✧LVIP Macquarie Value Fund	285,318,161	4,535,567	11,482,943	127,602	(760,181)	277,738,206	10,893,830	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	210,084,580	8,453,125	8,542,405	(238,772)	(12,896,718)	196,859,810	16,092,521	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	37,997,604	—	2,368,696	752,370	(3,641,849)	32,739,429	2,414,234	—	—
✧✧LVIP SSGA S&P 500 Index Fund	739,871,749	—	32,025,672	20,776,852	(51,241,610)	677,381,319	23,345,096	—	—
✧✧LVIP SSGA Small-Cap Index Fund	141,326,106	—	10,676,388	3,055,992	(15,518,421)	118,187,289	3,983,931	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	129,635,797	10,461,793	5,538,590	(274,177)	(9,793,620)	124,491,203	4,140,047	—	—
Fixed Income Funds-28.87%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	81,467,562	59,197	3,163,854	(213,621)	2,266,063	80,415,347	8,697,312	—	—
✧✧LVIP JPMorgan Core Bond Fund	614,504,524	59,162,003	2,888,270	(103,617)	19,465,179	690,139,819	69,788,636	—	—
✧✧LVIP JPMorgan High Yield Fund	149,878,776	—	5,981,169	(357,287)	1,735,676	145,275,996	14,681,758	—	—
✧✧LVIP Macquarie Bond Fund	592,553,344	—	92,627,000	(17,158,888)	30,516,938	513,284,394	44,126,925	—	—
✧✧LVIP SSGA Bond Index Fund	94,319,224	941,608	3,670,070	(451,108)	2,976,000	94,115,654	9,375,937	—	—
Global Equity Fund-0.84%@
✧✧LVIP BlackRock Real Estate Fund	44,394,290	1,100,545	1,792,851	(44,722)	611,598	44,268,860	5,882,123	—	—
International Equity Funds-23.84%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	66,821,504	—	3,372,071	(46,419)	2,618,713	66,021,727	8,232,136	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	144,731,287	—	12,508,536	306,228	12,245,080	144,774,059	16,547,498	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	107,844,843	—	10,182,653	3,914,855	(6,739,941)	94,837,104	5,435,414	—	—
✧✧LVIP MFS International Growth Fund	259,714,246	—	20,381,561	3,068,013	9,957,355	252,358,053	12,227,835	—	—
✧✧LVIP Mondrian International Value Fund	314,775,400	—	26,219,921	543,284	34,998,697	324,097,460	17,415,232	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	125,470,607	—	19,362,127	1,261,633	3,193,251	110,563,364	10,253,488	—	—
✧✧LVIP SSGA International Index Fund	281,169,190	—	37,318,554	9,719,737	11,868,278	265,438,651	23,548,496	—	—
Total	$5,338,059,101	$133,516,242	$347,506,669	$25,232,084	$(27,082,571)	$5,122,218,187		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–3